Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Development Expenses [Abstract]
Schedule of development Expenses
	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	2,558	2,570	1,555
Other development expenses	3,029	2,146	1,421

Total	5,587	4,716	2,976